UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5667

Strong Advantage Fund, Inc., on behalf of the Strong Ultra Short-Term Income
Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Ultra Short-Term Income Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                   Principal Amount         Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds 19.0%
Allfirst Preferred Capital Trust Subordinated Floating Rate
Capital Trust Enhanced Securities, 4.16%, Due 7/15/29                   $ 5,000,000        $  5,072,665
Altria Group, Inc. Notes, 6.375%, Due 2/01/06 (e)                         3,378,000           3,451,319
Ball Corporation Senior Notes, 7.75%, Due 8/01/06                         3,100,000           3,247,250
Cendant Corporation Notes, 6.875%, Due 8/15/06 (e)                        4,535,000           4,748,721
Central Fidelity Capital Trust I Floating Rate Notes, Series A,
3.66%, Due 4/15/27                                                        7,500,000           7,601,092

Citizens Communications Company Debentures, 7.60%, Due 6/01/06               15,000              15,712
Clear Channel Communications, Inc. Senior Notes, 6.00%, Due
11/01/06                                                                 13,200,000          13,636,234
Comcast Corporation Senior Subordinated Notes, 10.50%, Due
6/15/06                                                                   1,000,000           1,085,308
Commonwealth Bank of Australia Subordinated Yankee Floating Rate
Notes, Series B, 3.025%, Due 6/01/10                                      7,000,000           6,980,771
Cox Communications, Inc. Floating Rate Notes, 3.04%, Due
12/14/07 (b)                                                              2,000,000           2,005,196
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06                        3,850,000           4,069,388
Credit Suisse First Boston USA, Inc. Notes, 4.625%, Due 1/15/08
(e)                                                                       7,500,000           7,642,875
Entergy Gulf States, Inc. Floating Rate First Mortgage Notes,
2.80%, Due 12/01/09                                                       4,800,000           4,801,138
FPL Group Capital, Inc. Guaranteed Debentures, 3.25%, Due 4/11/06         1,750,000           1,747,214
First Maryland Capital I Variable Rate Subordinated Capital
Income Securities, 3.66%, Due 1/15/27                                     9,500,000           9,399,794
Ford Motor Credit Company Notes, 6.50%, Due 1/25/07                       6,850,000           7,055,123
France Telecom Variable Rate Yankee Notes, 7.95%, Due 3/01/06             6,680,000           6,978,763
General Electric Capital Corporation Notes, 5.375%, Due 3/15/07          28,985,000          29,987,185
General Motors Acceptance Corporation Floating Rate Notes,
3.61%, Due 7/16/07                                                        4,815,000           4,734,614
HCA, Inc. Notes, 7.125%, Due 6/01/06                                      5,000,000           5,198,440
HSB Capital I Floating Rate Securities, Series B, 3.57%, Due
7/15/27                                                                   9,000,000           8,971,038
Highwoods Realty LP Notes, 7.00%, Due 12/01/06                            4,600,000           4,792,547
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06           6,275,000           6,607,242
Huntington Capital I Variable Rate Capital Income Securities,
3.43%, Due 2/01/27                                                        2,000,000           1,887,284
KFW Yankee Notes, 3.50%, Due 3/14/08                                      4,130,000           4,113,240
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10 (e)         5,820,000           6,211,925
Liberty Media Corporation Variable Rate Senior Notes, 3.99%, Due
9/17/06                                                                   2,890,000           2,924,507
Morgan Stanley Notes, 5.80%, Due 4/01/07 (e)                             10,500,000          10,958,724

NTC Capital I Floating Rate Bonds, 3.18%, Due 1/15/27                       820,000             787,365
NTC Capital Trust II Floating Rate Capital Securities, 3.25%,
Due 4/15/27                                                              12,305,000          11,906,859
Park Place Entertainment Corporation Senior Notes, 8.50%, Due
11/15/06                                                                  3,845,000           4,152,600
Pioneer Natural Resources Company Senior Notes, 6.50%, Due
1/15/08                                                                   6,700,000           7,159,024
Prudential Financial, Inc. Senior Notes, 4.104%, Due 11/15/06             4,000,000           4,035,608
Schuler Homes Guaranteed Notes, 9.375%, Due 7/15/09                       1,925,000           2,074,187
Southern California Edison Company First Mortgage Notes, 8.00%,
Due 2/15/07 (e)                                                           2,573,000           2,784,853
Star Capital Trust I Floating Rate Securities, 3.255%, Due
6/15/27                                                                   5,000,000           4,956,275
SunTrust Capital III Floating Rate Bonds, 3.14%, Due 3/15/28              4,500,000           4,406,422
TeleCorp PCS, Inc. Senior Subordinated Notes, 10.625%, Due
7/15/10                                                                   5,790,000           6,279,782
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                        6,165,000           6,660,395
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06         7,100,000           6,989,446
--------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $237,085,626)                                                   238,118,125
--------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 46.2%
Aames Mortgage Trust Variable Rate Mortgage Pass-Thru
Certificates, Series 2003-1, Class M1, 3.21%, Due 10/25/33                8,700,000           8,701,699
Accredited Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-3, Class 1A2, 3.44%, Due 10/25/34              10,958,000          10,846,280
Airplanes Pass-Thru Trust Floating Rate Subordinated Refinancing
Certificates, Series 1R, Class B, 3.23%, Due 3/15/19 (d) (f)             20,193,908           3,029,086
Asset Backed Securities Corporation Home Equity Loan Trust
Interest Only Asset-Backed Certificates, Series 2003-HE6, Class
AIO, 4.00%, Due 11/25/33                                                 11,924,069             286,643
Asset Securitization Corporation Commercial Mortgage Pass-Thru
Certificates:
 Series 1995-D1, Class A1, 7.59%, Due 7/11/27                             3,430,198           3,570,050
 Series 1995-MD4, Class A-1, 7.10%, Due 8/13/29                           6,381,770           6,568,005
Banc of America Commercial Mortgage, Inc. Interest Only
Asset-Backed Certificates, Series 2001-PB1, Class XP, 1.5253%,
Due 5/11/35 (b)                                                          37,285,294           2,935,244
Banc of America Large Loan, Inc. Variable Rate Pass-Thru
Certificates, Series 2003-BBA2, Class F, 3.38%, Due 11/15/15 (b)          5,016,201           5,060,428
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1,
Class B1, 2.80%, Due 3/15/12                                             10,000,000          10,065,139
Bear Stearns Structured Products, Inc. Principal Only Notes,
Series 2003-2, Class A, Zero %, Due 6/25/29 (Acquired 7/11/03;
Cost $537,641) (b) (d)                                                      571,959             550,331
CDC Mortgage Capital Trust Variable Rate Pass-Thru Certificates,
Series 2003-HE4, Class M1, 3.18%, Due 3/25/34                             9,616,821           9,664,905
CWABS, Inc. Variable Rate Asset-Backed Certificates, Series
2004-7, Class AF1, 2.73%, Due 10/25/22                                    6,607,667           6,614,068
CWABS, Inc. Variable Rate Revolving Home Equity Loan
Asset-Backed Notes:
 Series 2002-C, Class A, 2.72%, Due 5/15/28                               8,087,564           8,098,340
 Series 2004-Q, Class 2A, 2.78%, Due 12/15/33                            13,039,438          13,055,228
Capital One Prime Auto Receivables Trust Notes, Series 2004-3,
Class A2, 3.04%, Due 7/15/07                                              6,300,000           6,289,849
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 3.13%, Due 5/25/33              7,400,000           7,400,000
Citicorp Mortgage Securities, Inc. Real Estate Mortgage
Investment Conduit Variable Rate Pass-Thru Certificates, Series
1992-7, Class A-1, 3.7919%, Due 3/25/22 (d)                                 839,604             847,209
Citigroup Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-HYB4, Class A-IA, 2.86%, Due 12/25/34          14,528,373          14,528,373
Clydesdale CBO I, Ltd./Clydesdale CBO I, Inc. Senior Secured
Floating Rate Bonds, Series 1A, Class A1, 3.2988%, Due 3/25/11
(b)                                                                       1,407,307           1,409,066
Collateralized Mortgage Obligation Trust Bonds, Series 66, Class
Z, 8.00%, Due 9/20/21                                                       820,352             820,950
ContiSecurities Residual Corporation ContiMortgage Net Interest
Margin Notes, Series 1997-A, 7.23%, Due 7/16/28 (d)                       5,161,382                 806
Countrywide Alternative Loan Trust, Inc. Interest Only Mortgage
Pass-Thru Certificates, Series 2004-J9, Class 1AI0, 1.40%, Due
3/25/07                                                                 170,199,932           2,233,874
Countrywide Alternative Loan Trust, Inc. Mortgage Pass-Thru
Certificates, Series 2004-J8, Class 4A1, 6.00%, Due 2/25/17               2,859,785           2,928,222
Countrywide Home Equity Loan Trust Variable Rate Asset-Backed
Notes, Series 2004-I, Class A, 2.77%, Due 2/15/34                         3,222,799           3,234,233
Countrywide Home Loans, Inc. Variable Rate Mortgage Pass-Thru
Certificates:
 Series 2001-HYB1, Class 2A1, 4.6898%, Due 6/19/31                        1,817,631           1,831,263

 Series 2002-HYB2, Class 1A1, 4.7008%, Due 9/19/32                          395,662             397,473
 Series 2004-20, Class 3A1, 4.444%, Due 9/25/34                           3,049,737           3,152,666
Credit Suisse First Boston Mortgage Securities Corporation
Commercial Mortgage Pass-Thru Certificates, Series 1997-C2,
Class A-2, 6.52%, Due 1/17/35                                             5,285,546           5,418,797
Credit Suisse First Boston Mortgage Securities Corporation
Interest Only Pass-Thru Certificates (b):
 Series 2001-CF2, Class A-CP, 1.1664%, Due 2/15/34                       81,000,000           2,858,490
 Series 2001-CK1, Class A-CP, 1.0261%, Due 12/16/35                     115,383,000           3,503,062
 Series 2001-CK6, Class ACP, 0.9332%, Due 8/15/36                       100,000,000           3,371,780
 Series 2001-CKN5, Class A-CP, 1.9364%, Due 9/15/34                      90,200,000           6,126,691
Credit Suisse First Boston Mortgage Securities Corporation
Variable Rate Pass-Thru Certificates (b):
 Series 2003-TF2A, Class E, 3.43%, Due 11/15/14                           4,000,000           4,012,712
 Series 2003-TF2A, Class F, 3.58%, Due 11/15/14                           3,000,000           3,013,584
DLJ Commercial Mortgage Corporation Pass-Thru Certificates,
Series 2000-CF1, Class A1A, 7.45%, Due 6/10/33                            8,571,193           8,837,824
DLJ Mortgage Acceptance Corporation Variable Rate Mortgage
Pass-Thru Certificates (d):
 Series 1990-2, Class A, 3.9128%, Due 1/25/22                             1,069,862           1,067,942

 Series 1991-3, Class A1, 3.7253%, Due 2/20/21                              219,422             217,739
DaimlerChrysler Auto Trust Asset-Backed Notes, Series 2005-A,
Class A2, 3.17%, Due 9/08/07                                             18,500,000          18,488,437
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Interest
Only Pass-Thru Certificates, Series 2004-2, Class AIO, 4.50%,
Due 2/25/06                                                              19,236,000             673,260
Duke Funding I, Ltd. Floating Rate Bonds, Series 1A, Class A,
2.76%, Due 11/10/30 (b)                                                  18,500,000          18,222,500
Eastman Hill Funding 1, Ltd. Interest Only Bonds, Series 1A,
Class A2, 0.834%, Due 9/29/31 (Acquired 6/27/01-8/08/01; Cost
$7,182,428) (b) (d)                                                     156,279,616           4,375,829
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2003-2, Class III-A3, 2.47%, Due 9/25/33             9,095,194           9,084,002
Equipment Pass-Thru Investment Certificates Trust Floating Rate
Senior Certificates (b) (d) (f):
 Series 1996-1, Class B, Zero %, Due 9/25/09 (Acquired 7/01/96;
Cost $4,843,438)                                                          4,843,438             508,561
 Series 1996-1, Class C, Zero %, Due 9/25/09 (Acquired 6/28/96;
Cost $1,334,684)                                                          1,314,960              19,724
First Franklin Mortgage Loan Variable Rate Asset-Backed
Certificates, Series 2000-FF1, Class M1, 3.355%, Due 9/25/30              2,646,917           2,649,606
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed
Notes, Series 2000-1A, Class B2, 2.87%, Due 11/16/07 (b)                  5,500,000           5,502,578
GE Capital Commercial Mortgage Corporation Interest Only
Variable Rate Pass-Thru Certificates (b):
 Series 2001-1, Class X-2, 0.9536%, Due 5/15/33                         140,073,600           4,154,527
 Series 2001-2, Class X-2, 1.0141%, Due 8/11/33                         181,365,889           6,857,898
GMAC Commercial Mortgage Securities, Inc. Interest Only Floating
Rate Mortgage Pass-Thru Certificates, Series 2001-C2, Class X-2,
0.6863%, Due 4/15/34 (b)                                                131,400,000           3,477,645
GMAC Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2000-C2, Class A1, 7.273%, Due 8/16/33               8,634,227           9,103,617
GS Mortgage Securities Corporation Variable Rate Asset-Backed
Certificates, Series 2004-7, Class AV1, 2.71%, Due 6/25/34                1,799,760           1,800,444
GS Mortgage Securities Corporation Variable Rate Pass-Thru
Certificates:
 Series 2004-4, Class 1AF, 2.93%, Due 6/25/34 (b)                         9,891,423           9,885,815
 Series 2004-4, Class 2A1, 4.1727%, Due 6/25/34                           9,770,347           9,972,909
 Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                           11,262,918          11,379,771
Green Tree Home Equity Loan Trust Pass-Thru Certificates, Series
1999-C, Class M1, 7.77%, Due 7/15/30                                      1,429,053           1,440,362
Green Tree Home Improvement Loan Trust Home Equity Loan
Certificates:
 Series 1998-E, Class M-1, 6.93%, Due 7/15/28                            12,827,557          13,180,315
 Series 1998-E, Class M-2, 7.27%, Due 6/15/28                             6,500,000           6,628,812
Greenwich Capital Trust I Variable Rate Pass-Thru Certificates,
Series 1991-B1, Class A, 3.0578%, Due 2/15/21 (Acquired 3/04/97;
Cost $5,421,174) (b) (d)                                                  5,211,648           5,326,982
Home Equity Asset Trust Variable Rate Pass-Thru Certificates:
 Series 2003-6, Class M1, 3.23%, Due 2/25/34                             12,000,000          12,074,976
 Series 2003-7, Class M1, 3.18%, Due 3/25/34                              8,200,000           8,227,978
Housing Securities, Inc. Variable Rate Mortgage Pass-Thru
Certificates, Series 1992-8, Class E, 3.8417%, Due 6/25/24                  590,203             574,629
IMPAC Secured Assets Corporation Interest Only Mortgage
Pass-Thru Certificates, Series 2004-1, Class AIO, 4.50%, Due
2/25/06                                                                  14,986,063             477,681
Indymac Index Mortgage Loan Trust Interest Only Pass-Thru
Certificates:
 Series 2004-AR8, Class AX1, 0.80%, Due 11/25/34                        372,995,127           4,760,537
 Series 2004-AR14, Class AX1, 0.80%, Due 1/25/35                        717,881,000           9,124,267
JP Morgan Chase Commercial Mortgage Securities Corporation
Interest Only Mortgage Pass-Thru Certificates, Series 2001-CIB2,
Class X2, 0.9964%, Due 4/15/35 (b)                                      248,861,000           8,064,117
Merrill Lynch Credit Corporation Floating Rate Mortgage Loan
Asset-Backed Pass-Thru Certificates, Series 1996-C, Class B,
3.73%, Due 9/15/21 (Acquired 5/09/97-8/14/98; Cost $2,816,542)
(b) (d)                                                                   3,233,443           2,649,402
Merrill Lynch Credit Corporation Senior Subordinated Variable
Rate Mortgage Pass-Thru Certificates, Series 1995-A, Class A-5,
3.4701%, Due 6/15/20 (d)                                                  3,363,381           3,401,273
Morgan Stanley Capital ABS I, Inc. Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-NC10, Class M1, 3.21%, Due
10/25/33                                                                  9,500,000           9,557,729
Morgan Stanley Mortgage Trust Interest Only Variable Rate
Collateralized Mortgage Obligation, Series 35, Class 35-2,
11,917.25%, Due 4/20/21 (d)                                                   3,620              47,053
Oakwood Mortgage Investors, Inc. Pass-Thru Certificates Series
1996-C, Class A5, 7.35%, Due 4/15/27                                      3,359,047           3,470,699
Preferred Term Securities III, Ltd./Preferred Term Securities
III, Inc. Floating Rate Mezzanine Yankee Notes, 5.11%, Due
8/07/31 (b)                                                               2,425,783           2,445,587
Preferred Term Securities XV Variable Rate Yankee Notes,
4.0713%, Due 9/26/34 (b)                                                  7,245,000           7,245,283
Provident CBO I, Ltd. Senior Secured Floating Rate Bonds, Series
1A, Class A1, 3.25%, Due 12/09/10 (b)                                     2,332,456           2,338,287
Prudential Home Mortgage Securities Company Variable Rate
Pass-Thru Certificates:

 Series 1988-1, Class A, 3.7226%, Due 4/25/18                                84,330              85,096

 Series 1995-A, Class 2B, 8.73%, Due 3/28/25                                100,665             100,665
Resecuritization Mortgage Trust Variable Rate Certificates,
Series 1998-B, Class A, 2.7944%, Due 4/26/21 (b)                            221,362             219,149
Residential Asset Mortgage Products, Inc. Asset-Backed Pass-Thru
Certificates, Series 2003-RZ5, Class A2, 3.18%, Due 3/25/27               2,765,000           2,758,339
Residential Asset Securities Corporation Mortgage Pass-Thru
Certificates, Series 1998-KS3, Class AI7, 5.98%, Due 10/25/29             2,629,498           2,657,526
Residential Asset Securities Corporation Variable Rate
Asset-Backed Pass-Thru Certificates, Series 2003-KS8, Class
MII1, 3.16%, Due 10/25/33                                                 9,125,000           9,203,062
Residential Asset Securities Corporation Variable Rate Mortgage
Pass-Thru Certificates, Series 2001-KS1, Class AII, 2.765%, Due
3/25/32                                                                   2,268,078           2,271,372
Residential Finance LP/Residential Finance De Corporation
Variable Rate Real Estate Certificates (b):
 Series 2003-C, Class B-3, 3.82%, Due 9/10/35                            12,273,608          12,488,397
 Series 2003-C, Class B-4, 4.02%, Due 9/10/35                             7,855,109           7,992,574
Salomon Brothers Mortgage Securities VII, Inc. Floating Rate
Mortgage Pass-Thru Certificates, Series 1990-2, Class A,
3.7442%, Due 11/25/20                                                     1,806,670           1,804,452
Sequoia Mortgage Trust Mortgage Adjustable Rate Pass-Thru
Certificates, Series 8, Class 3A, 3.9085%, Due 8/20/32                   10,287,276          10,529,992
South Street CBO 2000-1, Ltd./South Street CBO 2000-1
Corporation Floating Rate Notes, Series 2000-1, Class A2L,
3.08%, Due 5/30/12 (b)                                                   12,240,541          12,232,891
Structured Asset Investment Loan Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC3, Class M1, 3.48%, Due
4/25/33                                                                  15,000,000          15,091,406
Structured Asset Mortgage Investments, Inc. Variable Rate
Mortgage Pass-Thru Certificates:
 Series 2001-4, Class A-1, 9.219%, Due 10/25/24                          16,013,844          17,002,198
 Series 2001-4, Class A-2, 9.648%, Due 10/25/24                           2,550,251           2,683,342
Structured Asset Securities Corporation Floating Rate Mortgage
Pass-Thru Certificates:

 Series 1994-C1, Class A-3, 3.21%, Due 8/25/26                               43,126              43,312
 Series 1998-2, Class A, 3.05%, Due 2/25/28                               1,513,446           1,514,392
 Series 1998-RF1, Class A, 8.7473%, Due 4/15/27 (b)                       8,233,024           8,594,788
 Series 1998-RF2, Class A, 8.5452%, Due 7/15/27 (b)                      11,360,339          11,904,836
 Series 2002-8A, Class 3-A, 5.5753%, Due 5/25/32                          1,492,721           1,496,586
 Series 2003-BC 10, Class M1, 3.28%, Due 10/25/33                        11,000,000          11,006,385
Sutter Real Estate CBO, Ltd. Floating Rate Bonds, Series
2000-1A, Class A-1L, 3.05%, Due 12/25/35 (b)                             22,150,000          22,150,000
Terwin Mortgage Trust Variable Rate Asset-Backed Certificates,
Series 2004-21HE, Class 1-A1, 3.01%, Due 12/25/34                         3,799,909           3,799,909
United Mortgage Securities Corporation Mortgage Pass-Thru
Certificates, Series 1993-1, Class AM, 4.5455%, Due 9/25/33 (d)           6,759,815           6,802,221
University Support Services, Inc. Variable Rate Notes, Series
1993-A, Class A3, 3.4164%, Due 8/20/08 (d)                                1,440,879           1,442,644
Washington Mutual Variable Rate Mortgage Pass-Thru Certificates:

 Series 2002-AR4, Class A-7, 5.5082%, Due 4/26/32                           212,268             211,921
 Series 2002-AR7, Class A-6, 5.53%, Due 7/25/32                           1,421,947           1,424,890
Washington Mutual Mortgage Securities Corporation Pass-Thru
Certificates:
 Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                         4,725,361           4,728,200
 Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                          4,101,884           4,115,705
Washington Mutual Variable Rate Mortgage Pass-Thru Certificates,
Series 2003-AR7, Class A5, 3.066%, Due 8/25/33                            6,952,000           6,818,699
Wilshire Funding Corporation Adjustable Rate Mortgage-Backed
Certificates (d):
 Series 1996-3, Class M2, 6.1116%, Due 8/25/32                            1,268,005           1,266,382
 Series 1996-3, Class M3, 6.1116%, Due 8/25/32                            1,117,861           1,116,399
 Series 1998-WFC2, Class M1, 4.60%, Due 12/28/37                          4,165,769           4,165,769
--------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost                                   579,464,642
$601,423,073)
--------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 18.5%
FHLMC Adjustable Rate Participation Certificates:

 5.641%, Due 6/01/31                                                        552,483             566,295
 5.661%, Due 4/01/32                                                      2,888,617           3,007,944

 6.033%, Due 10/01/31                                                        92,025              94,789

 6.144%, Due 10/01/31                                                       660,348             680,984
 6.15%, Due 1/01/29                                                       1,213,423           1,253,324

 6.179%, Due 9/01/31                                                        612,317             624,851
FHLMC Participation Certificates:
 5.00%, Due 5/01/06                                                       1,924,635           1,945,458
 7.00%, Due 6/01/31                                                       2,324,527           2,464,564
 7.50%, Due 12/01/11 thru 6/01/12                                         3,986,968           4,203,437
 8.00%, Due 1/01/12 thru 1/01/13                                          3,800,062           4,017,291
 9.00%, Due 11/01/16 thru 8/01/18                                         6,415,026           7,149,940
 9.50%, Due 12/01/16 thru 2/25/42                                         9,582,824          10,752,068

 10.00%, Due 11/17/21                                                       838,831             952,912
 10.50%, Due 5/01/20                                                      1,581,454           1,808,647
FNMA Adjustable Rate Grantor Trust, 4.8404%, Due 7/25/41                 14,239,722          14,524,517
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
 3.927%, Due 5/01/27                                                      2,288,664           2,370,625
 5.141%, Due 5/01/32                                                      1,651,986           1,690,357
 5.558%, Due 7/01/33                                                     18,343,736          18,774,506
 5.818%, Due 11/01/31                                                     1,573,865           1,630,661
 5.893%, Due 6/01/32                                                      1,268,580           1,295,459

 5.955%, Due 9/01/31                                                        366,048             379,669

 6.073%, Due 8/01/31                                                        699,104             716,239
 6.371%, Due 10/01/31                                                     1,566,992           1,596,873
 6.643%, Due 12/01/40                                                     3,117,383           3,204,029

 7.101%, Due 2/01/30                                                        210,605             211,116
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust:
 Series 2002-W4, Class A6, 4.4423%, Due 5/25/42                           6,119,124           6,253,697
 Series 2003-W6, Class 6A, 4.2279%, Due 8/25/42                          18,078,350          18,472,401
 Series 2003-W10, Class 3A2A, 2.196%, Due 7/25/37                         7,456,453           7,381,188
 Series 2003-W11, Class A1, 6.8366%, Due 6/25/33                          7,298,250           7,564,237
FNMA Guaranteed Mortgage Pass-Thru Certificates:
 6.50%, Due 8/01/31                                                       5,895,543           6,220,509
 7.00%, Due 12/01/10 thru 11/01/14                                        6,012,084           6,356,428
 7.50%, Due 12/15/09                                                      1,461,721           1,524,083
 8.00%, Due 3/01/13                                                       2,864,682           3,023,289
 8.50%, Due 11/01/12 thru 7/01/17                                         3,799,856           4,074,930
 9.00%, Due 11/01/07 thru 6/01/24                                         7,923,700           8,886,802
 9.50%, Due 12/01/09 thru 3/01/21                                         2,025,754           2,281,949
 10.00%, Due 12/01/09 thru 3/20/18                                        1,703,432           1,863,875
 10.25%, Due 9/01/21                                                        974,408           1,104,424
 10.50%, Due 10/01/14 thru 4/01/22                                        3,152,296           3,552,915
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Certificates:
 8.00%, Due 12/25/16 thru 10/25/21                                        6,064,920           6,496,942

 8.25%, Due 5/25/22                                                         756,975             814,829

 8.75%, Due 9/25/20                                                         333,470             354,633
 9.00%, Due 3/25/20 thru 10/25/20                                         3,600,279           3,905,940
 9.20%, Due 3/25/18                                                       1,173,456           1,251,335

 9.25%, Due 3/25/18                                                         738,503             800,205

 9.30%, Due 8/25/19                                                         312,029             339,804

 9.45%, Due 4/25/18                                                         439,312             481,937
 9.50%, Due 6/25/19 thru 12/25/41                                        27,437,529          30,249,658

 9.75%, Due 3/25/20                                                         497,757             552,446
 GNMA Guaranteed Pass-Thru Certificates:
 7.00%, Due 5/15/13 thru 6/15/33                                         10,709,955          11,449,718
 7.50%, Due 2/15/13                                                       3,985,639           4,217,484
 8.00%, Due 1/15/13                                                       3,664,681           3,843,101
 9.00%, Due 11/15/17                                                      1,218,092           1,378,203

 9.50%, Due 11/15/17                                                        297,582             334,372
 10.00%, Due 10/20/17                                                     1,002,083           1,127,305
--------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost                                        232,075,194
$224,846,482)
--------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 0.7%
Martin Luther King Foundation, Inc. Floating Rate Bonds, Series
1998, 6.50%, Due 12/01/28 (Acquired 5/25/04; Cost $3,500,000)
(b) (d)                                                                   3,500,000           3,500,000
San Manuel Entertainment Authority Floating Rate Notes, Series
2004-B, 3.71%, Due 12/01/10                                               4,100,000           4,100,000
Yellowwood Acres, Inc. Floating Rate Bonds, Series 1998, 6.75%,
Due 12/01/28                                                              1,850,000           1,850,000
--------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $9,450,000)                                         9,450,000
--------------------------------------------------------------------------------------------------------
Term Loans 0.4%
Davita, Inc. Variable Rate Term Loan B, 4.42%, Due 3/31/09                4,754,909           4,790,571
--------------------------------------------------------------------------------------------------------
Total Term Loans (Cost $4,796,514)                                                            4,790,571
--------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 15.6%
Collateral Received for Securities Lending 1.1%
Navigator Prime Portfolio                                              13,956,305            13,956,305

Repurchase Agreements 0.5%
ABM AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $5,200,357); Collateralized by: United States
Government & Agency Issues                                              $ 5,200,000           5,200,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,452,734); Collateralized by: United
States Government & Agency Issues                                         1,452,700           1,452,700
                                                                                   ---------------------
Total Repurchase Agreements                                                                   6,652,700

Corporate Bonds 12.0%
AOL Time Warner, Inc. Notes, 5.625%, Due 5/01/05                          8,115,000           8,167,553
American Standard, Inc. Senior Notes, 7.375%, Due 4/15/05                 2,000,000           2,017,240
Bergen Brunswig Corporation Senior Notes, 7.25%, Due 6/01/05              4,825,000           4,909,437
Capital One Bank Senior Notes, 8.25%, Due 6/15/05                         6,780,000           6,902,515
Centerpoint Energy Corporation Notes, 8.125%, Due 7/15/05                 4,825,000           4,933,784
Comcast Corporation Senior Notes, 8.375%, Due 11/01/05                    5,775,000           5,982,415
Conagra Foods, Inc. Senior Notes, 9.875%, Due 11/15/05                    5,235,000           5,477,663
Conectiv, Inc. Notes, Series B, 5.30%, Due 6/01/05                        5,800,000           5,834,110
DaimlerChrysler North America Holding Corporation Notes, 7.75%,
Due 6/15/05                                                               4,825,000           4,909,640
Deutsche Telekom International Finance BV Yankee Notes, 8.25%,
Due 6/15/05 (e)                                                           5,221,000           5,317,369
Walt Disney Company Notes, 7.30%, Due 2/08/05                             9,280,000           9,285,921
Electronic Data System Corporation Notes, 7.125%, Due 5/15/05 (b)         4,485,000           4,533,743
GPU, Inc. Debentures, 7.70%, Due 12/01/05                                 4,690,000           4,835,929
General Motors Acceptance Corporation Notes, 6.75%, Due 1/15/06           2,270,000           2,320,685
Harrahs Operating, Inc. Guaranteed Senior Subordinated Notes,
7.875%, Due 12/15/05                                                      4,500,000           4,668,750
D.R. Horton, Inc. Senior Notes, 10.50%, Due 4/01/05                       2,650,000           2,681,911
Lear Corporation Senior Notes, Series B, 7.96%, Due 5/15/05 (e)           4,835,000           4,898,812
MGM Mirage, Inc. Senior Notes, 6.95%, Due 2/01/05                         6,750,000           6,750,000
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                             6,675,000           6,697,288
Midland Funding Corporation II Lease Obligation Bonds, Series A,
11.75%, Due 7/23/05                                                       3,980,098           4,108,949
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                   4,800,000           4,864,133
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                  7,000,000           7,227,927
PP&L Capital Funding, Inc. Senior Notes, 7.75%, Due 4/15/05               4,825,000           4,866,094
Park Place Entertainment Corporation Senior Subordinated Notes,
7.875%, Due 12/15/05                                                      1,830,000           1,896,337
Qwest Corporation Notes, 6.625%, Due 9/15/05                              3,590,000           3,643,850
Raytheon Company Notes, 6.50%, Due 7/15/05                                1,619,000           1,643,105
Sprint Capital Corporation Notes, 7.90%, Due 3/15/05                      5,935,000           5,971,655
Tele-Communications, Inc. Senior Notes, 7.25%, Due 8/01/05                5,533,000           5,633,130
Time Warner, Inc. Notes, 7.75%, Due 6/15/05                               3,245,000           3,300,730
Ultramar Diamond Shamrock Corporation Notes, 8.00%, Due 3/15/05           4,850,000           4,874,628
Weyerhauser Company Notes, 5.50%, Due 3/15/05                             1,500,000           1,503,499
                                                                                   ---------------------
Total Corporate Bonds                                                                       150,658,802

Non-Agency Mortgage & Asset-Backed Securities 0.5%
Bear Stearns Asset Backed Securities Trust Interest Only
Asset-Backed Certificates, Series 2003-AC2, Class AIO, 5.00%,
Due 10/25/05                                                             20,100,000             539,818
Deutsche Alt-A Securities, Inc. Variable Rate Interest Only
Mortgage Pass-Thru Certificates, Series 2003-4XS, Class AIO,
3.00%, Due 11/25/05                                                      13,872,600             303,463
IMPAC CMB Trust Interest Only Collateralized Asset-Backed Bonds,
Series 2003-4, Class 3-A, 6.00%, Due 9/25/05                              5,440,363             145,997
IMPAC Secured Assets Corporation Interest Only Mortgage
Pass-Thru Certificates, Series 2003-3, Class AIO, 5.75%, Due
1/25/06                                                                  12,800,000             564,562
Morgan Guaranty Trust Company Floating Rate Notes, Series C,
5.0488%, Due 7/27/05 (d)                                                 13,196,006           3,299,001
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates, Series 2002-RS5, Class
A-I-IO, 4.00%, Due 2/25/05                                                9,777,922               3,129
Residential Asset Mortgage Products, Inc. Interest Only
Pass-Thru Certificates, Series 2003-RZ2, Class A-IO, 5.75%, Due
9/25/05                                                                  21,220,472             636,614
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due
2/25/05                                                                   9,090,873              33,381
Structured Asset Securities Corporation Interest Only Mortgage
Pass-Thru Certificates, Series 2003-S1, Class A-IO, 6.00%, Due
2/25/05                                                                  16,483,486              60,525
                                                                                   ---------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                           5,586,490

Municipal Bonds 0.8%
Bayonne, New Jersey Redevelopment Agency Revenue, 4.25%, Due
5/27/05                                                                   5,075,000           5,072,412
Chicago, Illinois GO - Central Loop Project, Zero %, Due 12/01/05         5,000,000           4,881,850
                                                                                   ---------------------
Total Municipal Bonds                                                                         9,954,262

Variable Rate Municipal Bonds 0.6%
California Statewide Communities Development Authority COP -
Eskaton Properties, Inc. Project, 6.00%, Due 5/15/29 (Putable at
$100 and Rate Reset Effective 2/10/05)                                    4,000,000           4,000,000
Ohio Water Development Authority Facilities PCR Refunding - Ohio
Edison Company Project, 3.35%, Due 6/01/33 (Mandatory Put at
$100 on 12/01/05)                                                         3,700,000           3,706,216
                                                                                   ---------------------
Total Variable Rate Municipal Bonds                                                           7,706,216

United States Government Issues 0.1%

United States Treasury Bills, Due 2/03/05 thru 3/24/05 (c)                  600,000             599,665
--------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $204,672,345)                                            195,114,440
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,282,274,040) 100.4%                              1,259,012,972
Other Assets and Liabilities, Net (0.4%)                                                     (4,609,158)
--------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                       $ 1,254,403,814
========================================================================================================

FUTURES
--------------------------------------------------------------------------------------------------------
                                       Expiration Date     Underlying Face      Unrealized
                                                           Amount at Value     Appreciation/
                                                                              (Depreciation)
--------------------------------------------------------------------------------------------------------
Sold:
472 Five-Year U.S. Treasury Notes          3/05         $    (51,566,000)   $      (193,756)
511 Two-Year U.S. Treasury Notes           3/05             (106,830,938)            93,641


LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(d) Illiquid security.
(e) All or a portion of security is on loan.
(f) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the Fund has halted accruing income.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Advantage Fund, Inc., on behalf of the Strong Ultra Short-Term Income
Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005